Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Trading Symbol	MSLP
Entity Registrant Name	MUSCLEPHARM CORP
Entity Central Index Key	0001415684
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 1,299,235	$ 659,764	$ 43,704
Accounts receivable - net	4,541,865	2,569,092	426,761
Prepaid stock compensation	336,800	534,456	1,965,911
Prepaid sponsorship fees	103,333	203,333
Other	91,927	50,188	58,065
Total Current Assets	6,373,160	4,016,833	2,494,441
Property and equipment - net	1,123,647	907,522	138,551
Debt issue costs - net	575	68,188	34,404
Other assets	55,925	53,585	53,585
Total Assets	7,553,307	5,046,128	2,720,981
Current Liabilities:
Accounts payable and accrued liabilities	7,804,895	9,359,073	3,227,483
Customer deposits	428,603	8,047	75,733
Debt - net	1,181,400	1,281,742	289,488
Derivative liabilities	15,098,603	7,061,238	622,944
Total Current Liabilities	24,513,501	17,710,100	4,215,648
Long Term Liabilities:
Debt - net	248,896	307,240	250,000
Total Liabilities	24,762,397	18,017,340	4,465,648
Stockholders' Deficit
Common Stock, $0.001 par value; 2,500,000,000 shares authorized,1,403,787,767 and 605,930,613 issued and 1,389,244,828 and 605,930,613 outstanding	1,403,787	605,931	118,649
Treasury Stock, at cost; 14,542,939 and zero shares repurchased	(230,400)
Additional paid-in capital	42,809,498	31,579,538	20,012,122
Accumulated deficit	(61,191,975)	(45,156,681)	(21,875,438)
Total Stockholders' Deficit	(17,209,090)	(12,971,212)	(1,744,667)
Total Liabilities and Stockholders' Deficit	7,553,307	5,046,128	2,720,981
Series A, Convertible Preferred Stock
Stockholders' Deficit
Preferred Stock
Series B, Preferred Stock
Stockholders' Deficit
Preferred Stock
Series C, Convertible Preferred Stock
Stockholders' Deficit
Preferred Stock

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common Stock, issued	1,403,787,767	605,930,613	118,649,439
Common Stock, outstanding	1,389,244,828	605,930,613	118,649,439
Treasury Stock, shares	14,542,939	0
Series A, Convertible Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, issued
Preferred Stock, outstanding
Series B, Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	51	51	51
Preferred Stock, issued	51	51
Preferred Stock, outstanding	51	51
Series C, Convertible Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	500	500	500
Preferred Stock, issued		190
Preferred Stock, outstanding		190

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales - net	$ 16,560,680	$ 3,033,936	$ 17,212,636	$ 3,202,687
Cost of sales	12,895,162	2,401,534	14,845,069	2,804,274
Gross profit	3,665,518	632,402	2,367,567	398,413
General and administrative expenses	4,392,811	1,719,627	18,587,727	18,650,249
Loss from operations	(727,293)	(1,087,225)	(16,220,160)	(18,251,836)
Other income (expense)
Derivative expense	(1,456,910)	(1,359,369)	(4,777,654)	(93,638)
Change in fair value of derivative liabilities	(8,357,171)	(131,717)	5,162,100	(149,306)
Loss on settlement of accounts payable and debt	(2,941,826)	(1,914,689)	(3,862,458)	(433,400)
Interest expense			(3,711,278)	(480,589)
Interest expense	(2,570,516)	(518,922)
Other expense			(121,500)	(160,568)
Licensing income	18,423		250,000
Total other expense - net	(15,308,000)	(3,924,697)	(7,060,790)	(1,317,501)
Net loss	(16,035,293)	(5,011,922)	(23,280,950)	(19,569,337)
Net loss available to common stockholders
Net loss	(16,035,293)	(5,011,922)	(23,280,950)	(19,569,337)
Series C preferred stock dividend			(293)
Net loss available to common stockholders			$ (23,280,657)	$ (19,569,337)
Net loss per share - basic and diluted	$ (0.01)	$ (0.03)	$ (0.08)	$ (0.48)
Weighted average number of common shares outstanding during the period - basic and diluted	1,213,820,101	146,560,444	281,484,658	41,141,549

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (16,035,293)	$ (5,011,922)	$ (23,280,950)	$ (19,569,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	89,655	10,345	171,587	18,567
Bad debt		(13,801)	120,477	119,468
Warrants issued for services - third parties			1,989,982
Stock issued for services - related parties				5,300,000
Amortization of prepaid stock compensation	159,354	533,203	1,745,705	768,637
Amortization of debt discount and debt issue costs			3,466,718	485,689
Amortization of debt discount	2,357,490	432,081
Amortization of debt issue costs	97,612	53,156
Loss on settlement of accounts payable		1,914,689	2,123,129	433,400
Loss on conversion of debt	351,021		1,739,329
Derivative expense	1,456,910	1,359,369	4,777,654	93,638
Change in fair value of derivative liabilities	8,357,171	131,717	(5,162,100)	149,306
(Increase) decrease in:
Accounts receivable	(1,972,773)	(1,580,423)	(2,262,808)	(434,753)
Prepaid sponsorship fees			(203,333)
Inventory		(31,011)		4,245
Deposits				32,116
Other			7,877	(66,703)
Prepaid and other	94,223	30,098
Increase (decrease) in:
Accounts payable and accrued liabilities	3,456,644	1,314,846	7,581,564	2,358,430
Customer Deposits	420,556	(75,733)	(67,686)	60,715
Due to factor		(5,853)
Loss on conversion of Series C preferred shares	614,984
Net Cash Provided by (Used In) Operating Activities	1,423,375	(868,808)	(5,801,761)	(3,795,477)
Cash Flows From Investing Activities:
Purchase of property and equipment	(305,781)	(253,853)	(831,511)	(117,303)
Net Cash Used In Investing Activities	(305,781)	(253,853)	(831,511)	(117,303)
Cash Flows From Financing Activities:
Cash overdraft				(17,841)
Due to related party				(27,929)
Proceeds from issuance of debt	2,842,950	1,482,000	6,612,900	2,140,608
Proceeds from issuance of debt - related party				358,077
Repayment of debt	(3,346,433)		(75,285)
Cash paid for debt issue costs	(30,000)	(69,700)	(263,283)
Proceeds from issuance of preferred stock			100,000
Proceeds from issuance of common stock and warrants	285,760		875,000	1,503,569
Net Cash (Used In) Provided By Financing Activities	(478,123)	1,412,300	7,249,332	3,956,484
Repurchase of common stock (treasury stock)	(230,400)
Net increase in cash	639,471	289,669	616,060	43,704
Cash at beginning of period	659,764	43,704	43,704
Cash at end of period	1,299,235	333,373	659,764	43,704
Supplemental disclosures of cash flow information:
Cash paid for interest	101,706	54,215	28,806	15,882
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for future services - third parties		228,000	214,250	2,734,548
Non cash increase in accounts payable related to future services to be paid for with common stock			100,000
Debt discount recorded on convertible and unsecured debt accounted for as a derivative liability	2,347,672	224,531	5,473,291	380,000
Conversion of convertible debt and accrued interest for common stock	1,069,402	437,500	3,387,480	1,033,500
Reclassification of derivative liability to additional paid in capital	4,124,387	189,132	640,826
Conversion of preferred stock to common stock				83
Stock issued to acquire equipment			82,811
Auto acquired through financing			26,236
Dividends on series C preferred stock - related parties			293
Original issue discount				37,500
Recognition of stock purchase warrants as discount to debt		863,440
Stock issued	4,667,764
Officers
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments				1,039,500
All Other
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments				630,990
Services
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued			1,289,844	4,554,615
Services | Third Parties
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued		70,431
Transaction 01
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on debt repayment	779,500
Transaction 02
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on debt repayment	1,196,321
Settlement of debt | Third Parties
Supplemental disclosure of non-cash investing and financing activities:
Stock issued		903,850		1,191,064
Settlement of debt | Related Party
Supplemental disclosure of non-cash investing and financing activities:
Stock issued				358,077
Accrued Compensation
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes to common stock payable		522,000
Accrued Liabilities
Supplemental disclosure of non-cash investing and financing activities:
Stock issued	135,000
Extension of Debt Maturity Date
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued			161,250	95,500
Contract Settlement in Connection with Lawsuit
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued				100,000
Unsecured debt offering-additional interest expense
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued				30,500
Settlement of Accounts Payable
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			$ 1,440,779	$ 433,400

Consolidated Statement of Stockholders' Deficit (USD $)	Total USD ($)	Related Party USD ($)	All Other USD ($)	Conversion of Convertible Debt USD ($)	Stock and warrants USD ($)	Services Third Parties USD ($)	Future Services Third Parties USD ($)	Settlement of debt Third Parties USD ($)	Settlement of debt Related Party USD ($)	Settlement of Accounts Payable USD ($)	Unsecured debt offering-additional interest expense USD ($)	Extension of Debt Maturity Date USD ($)	Contract Settlement in Connection with Lawsuit USD ($)	Conversion of secured/unsecured debt USD ($)	Cash USD ($)	Series A, Convertible Preferred Stock USD ($)	Series A, Convertible Preferred Stock Conversion of Preferred Stock to Common Stock USD ($)	Series B, Preferred Stock	Series B, Preferred Stock Related Party	Series C, Convertible Preferred Stock	Series C, Convertible Preferred Stock Services Third Parties	Series C, Convertible Preferred Stock Cash	Common Stock USD ($)	Common Stock Conversion of Preferred Stock to Common Stock USD ($)	Common Stock Conversion of Convertible Debt USD ($)	Common Stock Stock and warrants USD ($)	Common Stock Services Third Parties USD ($)	Common Stock Future Services Third Parties USD ($)	Common Stock Settlement of debt Third Parties USD ($)	Common Stock Settlement of debt Related Party USD ($)	Common Stock Settlement of Accounts Payable USD ($)	Common Stock Unsecured debt offering-additional interest expense USD ($)	Common Stock Extension of Debt Maturity Date USD ($)	Common Stock Contract Settlement in Connection with Lawsuit USD ($)	Common Stock Conversion of secured/unsecured debt USD ($)	Common Stock Cash USD ($)	Additional Paid- in Capital USD ($)	Additional Paid- in Capital Related Party USD ($)	Additional Paid- in Capital All Other USD ($)	Additional Paid- in Capital Conversion of Preferred Stock to Common Stock USD ($)	Additional Paid- in Capital Conversion of Convertible Debt USD ($)	Additional Paid- in Capital Stock and warrants USD ($)	Additional Paid- in Capital Services Third Parties USD ($)	Additional Paid- in Capital Future Services Third Parties USD ($)	Additional Paid- in Capital Settlement of debt Third Parties USD ($)	Additional Paid- in Capital Settlement of debt Related Party USD ($)	Additional Paid- in Capital Settlement of Accounts Payable USD ($)	Additional Paid- in Capital Unsecured debt offering-additional interest expense USD ($)	Additional Paid- in Capital Extension of Debt Maturity Date USD ($)	Additional Paid- in Capital Contract Settlement in Connection with Lawsuit USD ($)	Additional Paid- in Capital Conversion of secured/unsecured debt USD ($)	Additional Paid- in Capital Cash USD ($)	Accumulated Deficit USD ($)
Beginning Balance at Dec. 31, 2009	$ (1,180,593)																						$ 26,000														$ 1,099,508																$ (2,306,101)
Beginning Balance (in shares) at Dec. 31, 2009																							26,000,000
Recapitalization and deemed issuance (in shares)																83,333							70,838
Recapitalization and deemed issuance	(25,107)															83							71														(25,261)
Conversion to common stock (in shares)																	(83,333)							16,666,600	7,708,906
Conversion to common stock				1,033,500													(83)							16,667	7,709															(16,584)	1,025,791
Issuance of common stock (in shares)																										4,167,767	22,457,214	10,545,200	4,165,571	7,161,548	9,014,286	50,000	130,000	511,509
Issuance of common stock					1,528,676	4,554,615	2,734,548	1,191,064	358,077	433,400	30,500	95,500	100,000													4,168	22,457	10,545	4,166	7,161	9,014	50	130	511								1,524,508	4,532,158	2,724,003	1,186,898	350,916	424,386	30,450	95,370	99,489
Services - related parties (in shares)																							10,000,000
Services - related parties	5,300,000																						10,000														5,290,000
Share based payments		1,039,500	630,990																																			1,039,500	630,990
Net loss	(19,569,337)																																																				(19,569,337)
Ending Balance at Dec. 31, 2010	(1,744,667)																						118,649														20,012,122																(21,875,438)
Ending Balance (in shares) at Dec. 31, 2010																							118,649,439
Conversion to common stock (in shares)																									254,061,743										40,277,378
Conversion to common stock				4,268,857										857,952											254,062										40,277						4,014,795										817,675
Issuance of common stock (in shares)																											46,521,157	4,000,000			54,545,896		9,375,000			82,000,000
Issuance of common stock						1,199,844	214,250			3,646,719		161,250			875,000												46,522	4,000			54,546		9,375			82,000							1,153,322	210,250			3,592,173		151,875			793,000
Issuance preferred stock (in shares)																					90	100
Issuance preferred stock						90,000									100,000																												90,000									100,000
Cancellation of shares (in shares)																							(3,500,000)
Cancellation of shares																							(3,500)														3,500
Share based payments																			51
Dividends on series C preferred stock - related parties	(293)																																																				(293)
Reclassification of derivative liability to additional paid in capital	640,826																																				640,826
Net loss	(23,280,950)																																																				(23,280,950)
Ending Balance at Dec. 31, 2011	$ (12,971,212)																						$ 605,931														$ 31,579,538																$ (45,156,681)
Ending Balance (in shares) at Dec. 31, 2011																		51		190			605,930,613

Nature of Operations and Basis of Presentation	3 Months Ended
Mar. 31, 2012
Nature of Operations and Basis of Presentation

Note 1 Nature of Operations and Basis of Presentation

Nature of Operations

MusclePharm Corporation (the “Company”, “We”, “Our” or “MP”), was organized as a limited liability company in the State of Colorado on April 22, 2008.  On February 18, 2010, the Company executed a reverse recapitalization with Tone in Twenty, Inc. and changed its name to MP.

During the second quarter of 2012, the Company opened operations in Canada under the subsidiary name MusclePharm Canada, Inc. The business will have distribution and sales activity on site in its warehouse in Hamilton, Ontario. The business currently employs five people.

The Company markets branded sports nutrition products.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Act of 1934, as amended for interim financial information.

The financial information as of December 31, 2011 is derived from the audited financial statements presented in the Company’s Annual Report on Form 10-K for the years ended December 31, 2011 and 2010. The unaudited interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, which contains the audited financial statements and notes thereto, together with the Management’s Discussion and Analysis, for the years ended December 31, 2011 and 2010.

Certain information or footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The interim results for the three months ended March 31, 2012 are not necessarily indicative of results for the full fiscal year.

Restatement

On May 14, 2012, the Company determined that a material misstatement exists in the Company’s 2011 quarterly and annual financial statements. The Company concluded that the following financial statements contained material misstatements: (i) the Company’s audited financial statements for the year ended December 31, 2011, filed in an annual report on Form 10-K with the U.S. Securities and Exchange Commission (the “SEC”) on April 16, 2012; (ii) the Company’s unaudited financial statements for the period ended September 30, 2011, filed in a quarterly report on Form 10-Q with the SEC on November 14, 2011; (iii) the Company’s unaudited financial statements for the period ended June 30, 2011, filed in a quarterly report on Form 10-Q with the SEC on August 16, 2011; and (iv) the Company’s unaudited financial statements for the period ended March 31, 2011, filed in a quarterly report on Form 10-Q with the SEC on May 23, 2011.

The foregoing financial statements contained material misstatements pertaining to the Company’s calculation of net sales and presentation of general and administrative expenses and cost of sales. The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense. The Company also noted other credits and discounts that, upon further review, had been previously classified as advertising expense as a component of general and administrative expense that require a reallocation of presentation as amounts to be netted against revenues. The Company’s net loss will not be affected by this reallocation in the statement of operations.

Promotions, credits and non-specific advertising with its customers have been reclassified from general and administrative expenses to revenues.

Samples shipped to customers not clearly identifiable were reclassified from general and administrative expense to cost of sales.

	For The Three Months Ended March 31,		March 31,
	2011 Restated	Adjustments	2011 As Issued

Sales - net	$3,033,936	$(483,838)	$3,517,774

Cost of sales	2,401,534	77,326	2,324,208

Gross profit (loss)	632,402	(561,164)	1,193,566

General and administrative expenses	1,719,627	(561,164)	2,280,791

Gain (loss) from operations	(1,087,225)	-	(1,087,225)

Other income (expense)
Derivative expense	(1,359,369)	-	(1,359,369)
Change in fair value of derivative liabilities	(131,717)	-	(131,717)
Loss on settlement of accounts payable and debt	(1,914,689)	-	(1,914,689)
Interest expense	(518,922)	-	(518,922)
Other income (expense)	-	-	-
Total other income (expense) - net	(3,924,697)	-	(3,924,697)

Net loss	$(5,011,922)	$-	$(5,011,922)

Net loss per share available to common stockholders - basic and diluted	$(0.03)	$-	$(0.03)

Weighted average number of common shares outstanding during the period – basic and diluted	146,560,444	-	146,560,444

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies

Note 2 Summary of Significant Accounting Policies

Principles of Consolidation

All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company's operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents.  At March 31, 2012 and December 31, 2011, the Company had no cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices. Accounts receivable at March 31, 2012 and December 31, 2011:

Accounts receivable	$4,721,674	$2,766,776
Less: allowance for doubtful accounts	(179,809)	(197,684)
Accounts receivable – net	$4,541,865	$2,569,092

Prepaid Sponsorship Fees

Prepaid sponsorship fees represents fees paid in connection with future advertising to be received.

At March 31, 2012 and December 31, 2011, the Company had the following concentrations of accounts receivable with customers:

Customer	2012	2011
A	36%	7%
B	12%	3%
C	3%	12%
D	3%	10%
E	9%	3%
F	4%	36%

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset. During the three months ended March 31, 2012 and 2011, the Company recorded no impairment expense.

Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

·	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

·	Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

·	Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of March 31, 2012 and December 31, 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	March 31, 2012	December 31, 2011

Derivative liabilities (Level 2)	$15,098,603	$7,061,238

The Company's financial instruments consisted primarily of accounts receivable, prepaids, accounts payable and accrued liabilities, derivative liabilities and debt. The carrying amounts of the Company's financial instruments generally approximated their fair values as of March 31, 2012 and December 31, 2011, respectively, due to the short-term nature of these instruments.

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. The Company records sales allowances and discounts as a direct reduction of sales. The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense. Sales for the three months ended March 31, 2012 and 2011 are as follows:

	Three Months Ended March 31,			March 31,
	2012	2011		2011
		Restated	Adjustments	As Issued

Sales	$19,302,769	$3,671,215	$-	$3,671,215

Discounts	2,742,089	637,279	483,838	153,441

Sales - Net	$16,560,680	$3,033,936	$483,838	$3,517,774

The Company has an informal 7-day right of return for products. There were nominal returns for the three months ended March 31, 2012 and 2011.

For the three months ended March 31, 2012 and 2011, the Company had the following concentrations of revenues with customers:

Customer	2012	2011
A	38%	39%
B	18%	9%
C	11%	3%

The Company does not manufacture or physically hold any inventory. Inventory is held and distributed by the Company’s third party manufacturer.

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite term license to a third party for $250,000. The licensee may market, manufacture, design and sell the Company’s existing apparel line. The licensee will pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned.

Cost of Sales

Cost of sales represents costs directly related to the production and manufacturing of the Company’s products. Cost of sales for the three months ended March 31, 2012 and 2011 are as follows:

	For The Three Months Ended March 31,			March 31,
	2012	2011		2011
		As Issued	Adjustments	Restated

Cost of Sales	$12,895,162	$2,324,208	$77,326	$2,401,534

See discussion of restatement

Shipping and Handling

Product sold is shipped directly to the customer from the manufacturer. Costs associated to the shipments are recorded as shipping expenses. During the three months ended March 31, 2012 and March 31, 2011 shipping expense is $569,240 and $125,534 respectively.

Advertising

The Company expenses advertising costs when incurred.

Advertising expense for the three months ended March 31, 2012 and 2011 are as follows:

	For The Three Months Ended March 31,			March 31,
	2012	2011		2011
		Restated	Adjustments	As Issued

Advertising	$1,976,319	$582,194	$561,164	$1,143,358

See discussion of restatement

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a "beneficial conversion feature" ("BCF") and related debt discount.

When the Company records a BCF, the relative fair value of the BCF would be recorded as a debt discount against the face amount of the respective debt instrument. The discount would be amortized to interest expense over the life of the debt.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model. Once a derivative liability ceases to exist any remaining fair value will be reclassified to additional paid in capital.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt. These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount.  The original issue discount is recorded to debt discount, reducing the face amount of the note and is amortized to interest expense over the life of the debt.

Share-Based Payments

The Company has incentive plans that reward employees with stock options, warrants, restricted stock and stock appreciation rights. The amount of compensation cost for these share-based awards is measured based on the fair value of the awards, as of the date that the share-based awards are issued and adjusted to the estimated number of awards that are expected to vest.

Fair value of stock options, warrants, and stock appreciation rights, is generally determined using a Black-Scholes option pricing model, which incorporates assumptions about expected volatility, risk free rate, dividend yield, and expected life. Compensation cost for share-based awards is recognized on a straight-line basis over the vesting period.

Earnings (loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by weighted average number of shares of common stock outstanding during each period.  Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

Since the Company reflected a net loss for the three months ended March 31, 2012 and 2011, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents at March 31, 2012 and 2011 respectively:

	2012	2011
Stock options (exercise price - $0.50/share)	1,617,500	2,767,500
Warrants (exercise price $0.002- $1.50/share)	72,096,327	16,310,000
Convertible debt (exercise price $0.002- $0.02/share)	2,100,000	46,504,410
Total common stock equivalents	75,813,827	65,581,910

In the above table, some of the outstanding instruments from 2012 and 2011 contains ratchet provisions that would cause variability in the exercise price at the balance sheet date.  As a result, common stock equivalents could change at each reporting period.

Reclassification

The Company has reclassified certain prior period amounts to conform to the current period presentation including the restatement previously mentioned. These reclassifications had no effect on the financial position, results of operations or cash flows for the periods presented.

Recent Accounting Pronouncements

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Going Concern

Note 3 Going Concern

As reflected in the accompanying unaudited interim consolidated financial statements, the Company had a net loss of $16,035,293 and net cash provided by operations of $1,423,375 for the three months ended March 31, 2012 and a working capital deficit and stockholders’ deficit of $18,140,341 and $17,209,090 respectively, at March 31, 2012. These factors raise substantial doubt about the Company's ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on Management's plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations are sufficient to fund working capital requirements.  The Company may need to incur liabilities with certain related parties to sustain the Company’s existence.

The Company will require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives.  The Company believes its current available cash along with anticipated revenues may be insufficient to meet its cash needs for the near future.  There can be no assurance that financing will be available in amounts or terms acceptable to the Company, if at all.

In response to these problems, management has taken the following actions:

·	seeking additional third party debt and/or equity financing,
·	continue with the implementation of the business plan,
·	allocate sufficient resources to continue with advertising and marketing efforts

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2 Going Concern

As reflected in the accompanying financial statements, the Company had a net loss of $23,280,950 and net cash used in operations of $5,801,761 for the year ended December 31, 2011; and a working capital deficit and stockholders’ deficit of $13,693,267 and $12,971,212, respectively, at December 31, 2011.These factors raise substantial doubt about the Company's ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on Management's plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations are sufficient to fund working capital requirements.  The Company may need to incur liabilities with certain related parties to sustain the Company’s existence.

The Company will require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives.  The Company believes its current available cash along with anticipated revenues may be insufficient to meet its cash needs for the near future.  There can be no assurance that financing will be available in amounts or terms acceptable to the Company, if at all.

In response to these problems, management has taken the following actions:

·	seeking additional third party debt and/or equity financing,
·	continue with the implementation of the business plan,
·	generate new sales from international customers; and
·	allocate sufficient resources to continue with advertising and marketing efforts

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property and Equipment

Note 4 Property and Equipment

Property and equipment consisted of the following at March 31, 2012 and December 31, 2011:

	2012	2011	Estimated Useful Life
Furniture, fixtures and gym equipment	$908,018	$781,786	3 years
Leasehold improvements	388,879	244,770	*
Auto	72,507	37,068	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	1,412,923	1,107,143
Less: Accumulated depreciation and amortization	(289,276)	(199,621)
	$1,123,647	$907,522

* The shorter of 5 years or the life of the lease.

Note 4 Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2010:

	2011	2010	Estimated Useful Life
Furniture, fixtures and gym equipment	$781,786	$55,305	3 years
Leasehold improvements	244,770	67,760	*
Auto	37,068	-	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	1,107,143	166,584
Less: Accumulated depreciation and amortization	(199,621)	(28,033)
	$907,522	$138,551

* The shorter of 5 years or the life of the lease.

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt

Note 5 Debt

At March 31, 2012 and December 31, 2011, debt consists of the following:

	2012	2011

Convertible debt - secured	$14,000	$1,749,764
Less: debt discount	(8,671)	(1,395,707)
Convertible debt - net	5,329	354,057

Auto loan - secured	23,522	26,236

Unsecured debt	3,950,290	2,380,315
Less: debt discount	(2,548,845)	(1,171,626)
Unsecured debt - net	1,401,445	1,208,689

Total debt	1,430,296	1,588,982

Less: current portion	(1,181,400)	(1,281,742)

Long term debt	$248,896	$307,240

Debt in default of $50,600 and $505,600, at March 31, 2012 and December 31, 2011 respectively, is included as a component of short-term debt.

Convertible Debt – Secured - Derivative Liabilities

During the three months ended March 31, 2012 and the year ended December 31, 2011 the Company issued convertible notes totaling $500,000 and 4,679,253 respectively. The Convertible notes consist of the following terms:

		Three Months Ended		Year Ended
		March 31, 2012		December 31, 2011
		Amount of		Amount of
		Principal Raised		Principal Raised
Interest Rate			8% - 10%	0% - 18%
Default interest rate			0% - 20%	0% - 25%
Maturity			January 3, 2013 to January 3, 2013	June 30, 2011 to June 29, 2015

Conversion terms 1	62% of the lowest closing prices in the 7 days preceding conversion days		100,000
Conversion terms 2	35% multiplied by the average of the lowest three (3) Trading Prices (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. "		$400,000	-
Conversion terms 3	Lesser of (1) a Fifty Percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Two and One-Half Cents ($0.025) per share	$		$525,000

Conversion terms 4	200% - The "market price" will be equal to the average of (i) the average of the closing price of Company's common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	$		$537,600
Conversion terms 5	200% of Face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	$		$177,000
Conversion terms 6	200% of Face. Fixed conversion price of $0.02	$		$105,000
Conversion terms 7	300% of Face. Fixed conversion price of $0.02	$		$15,000
Conversion terms 8	35% of the three lowest trading prices for previous 10 trading days	$		$250,000
Conversion terms 9	45% of the three lowest trading prices for previous 10 trading days	$		$327,500
Conversion terms 10	50% of average closing prices for 10 preceding trading days	$		$76,353
Conversion terms 11	50% of lowest trade price for the last 20 trading days	$		$45,000
Conversion terms 12	50% of the 3 lowest trades for previous 20 trading days	$		$33,000
Conversion terms 13	50% of the lowest closing price for previous 5 trading days	$		$250,000
Conversion terms 14	60% Multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	$		$233,000
Conversion terms 15
Conversion terms 16	62% of lowest trade price for the last 7 trading days	$		$40,000
Conversion terms 17	65% of the lowest trade price in the 30 trading days previous to the conversion		$19,950	$335,000
Conversion terms 18	65% of the three lowest trading price for previous 30 trading days	$		$153,800
Conversion terms 19	70% of lowest average trading price for 30 trading days	$		$1,366,000
Conversion terms 20	No fixed conversion option	$		$35,000
Conversion terms 21	35% multiplied by the average of the lowest three (3) Trading Prices (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. "	$		$75,000
Conversion terms 22	Fixed conversion price of $0.03	$		$100,000
			$519,950	$4,679,253

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at conversion prices and terms discussed above.  The Company classifies embedded conversion features in these notes as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle or due to the existence of a ratchet due to an anti-dilution provision. See Note 6 regarding accounting for derivative liabilities.

During the three months ended March 31, 2012 the Company converted debt and accrued interest, totaling $1,420,423 into 247,308,238 shares of common stock. The resulting loss on conversion of $351,021, is included in the $2,941,826 loss on settlement of accounts payable and debt as shown in the consolidated statement of operations.

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance as of December 31, 2011	1,749,764
Borrowings during the three months ended March 31, 2012	519,950	8% - 10%	January 3, 2013 to January 3, 2013
Conversion of debt to into 209,732,045 shares of common stock with a valuation of $950,739 ($0.0035 - $0.0095/share)	(759,095)
Repayment of convertible debt	(2,518,343)
Interest and accrued interest	15,632
Loss on repayment	1,006,092
Convertible debt balance as of December 31, 2012	$14,000

(B) Unsecured Debt

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Unsecured Debt balance as of December 31, 2011	2,380,432
Borrowings during the three months ended March 31, 2012	2,323,000	15%	July 13, 2013 – September 30, 2013
Conversion of debt to into 37,576,155 shares of common stock with a valuation of $469,683 ($0.0095 - $0.016/share)	(150,000)
Repayments	(825,376)
Interest and accrued interest	32,005
Loss on repayment	190,229
Unsecured Debt balance as of March 31, 2012	$3,950,290

(C) Auto Loan

Auto loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Auto loan balance as of December 31, 2011	$26,236
Repayments	(2,714)	6.99%	26 payments of $1,008
Auto loan balance as of March 31, 2012	23,522

(D) Debt Issue Costs

During the three months ended March 31, 2012 and 2011, the Company paid debt issue costs totaling $30,000 and $69,700, respectively.

The following is a summary of the Company’s debt issue costs for the three months ended March 31, 2012 and year ended December 31, 2011 as follows:

	March 31, 2012	2011
Debt issue costs	$219,713	305,283
Accumulated amortization of debt issue costs	(219,138)	(237,095)
Debt issue costs – net	$575	68,188

During the three months ended March 31, 2012, the Company amortized $97,612 in debt issue costs.

(E)  Debt Discount

During the three months ended March 31, 2012 and 2011, the Company recorded debt discounts totaling $2,347,672 and $1,087,971, respectively.

The debt discounts recorded in 2012 and 2011 pertain to convertible debt and warrants that contain embedded conversion options that are required to bifurcated and reported at fair value.

The Company amortized $2,357,490 and $3,237,219 to interest expense in the three months ended March 31, 2012 and year ended December 31, 2011 as follows:

	2012	2011
Debt discount	$4,915,006	5,804,552
Amortization of debt discounts	(2,357,490)	(3,237,219)
Debt discount – net	$2,557,516	2,567,333

Note 5 Debt

At December 31, 2011 and 2010, debt consists of the following:

	2011	2010

Convertible debt - secured	$1,749,764	$605,000
Less: debt discount	(1,395,707)	(331,261)
Convertible debt - net	354,057	273,739

Auto loan - secured	26,236	-

Secured debt	-	187,500

Unsecured debt	2,380,315	78,249
Less: debt discount	(1,171,626)	-
Unsecured debt - net	1,208,689	78,249

Total debt	1,588,982	539,488

Less: current portion	(1,281,742)	(289,488)

Long term debt	$307,240	$250,000

As of December 31, 2011 and 2010, total debt in default as a component of short-term debt was $505,600 and $427,500, respectively.

(A) Convertible Debt – Secured - Derivative Liabilities

During the years ended December 31, 2011 and 2010, the Company issued convertible notes totaling $4,679,253, (including non-cash convertible note and accrued interest of $26,353 related to a reclassification from unsecured debt), and $846,000, respectively. The Convertible notes consist of the following terms:

		Year ended	Year ended
		December 31, 2011	December 31, 2010
		Amount of	Amount of
		Principal Raised	Principal Raised
Interest Rate		0% - 18%	8%
Default interest rate		0% - 25%	0% - 22%
Maturity		June 30, 2011 to June 29, 2015	December 31, 2010 - December 1, 2013
Conversion terms 1	Lesser of (1) a Fifty Percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Two and One-Half Cents ($0.025) per share	$525,000	$-
Conversion terms 2	200% - The "market price" will be equal to the average of (i) the average of the closing price of Company's common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	$537,600	$-
Conversion terms 3	200% of Face. Average of the trading price 10 trading days immidediately preceding the closing of the transaction	$177,000	$-
Conversion terms 4	200% of Face. Fixed conversion price of $0.02	$105,000	$-
Conversion terms 5	300% of Face. Fixed conversion price of $0.02	$15,000	$-
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days	$250,000	$-
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	$327,500	$-
Conversion terms 8	50% of average closing prices for 10 preceding trading days	$76,353	$-
Conversion terms 9	50% of lowest trade price for the last 20 trading days	$45,000	$-
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	$33,000	$-
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	$250,000	$-
Conversion terms 12	60% Multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	$233,000	$130,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	$40,000	$-
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	$335,000	$250,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	$153,800	$-
Conversion terms 16	70% of lowest average trading price for 30 trading days	$1,366,000	$-
Conversion terms 17	No fixed conversion option	$35,000	$-
Conversion terms 18	35% multiplied by the average of the lowest three (3) Trading Prices (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. "	$75,000	$-
Conversion terms 19	Fixed conversion price of $0.03	$100,000	$-
Conversion terms 20	150% of Face	$-	$5,000
Conversion terms 21	200% of Face	$-	$426,000
Conversion terms 22	300% of Face	$-	$35,000
		$4,679,253	$846,000

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at conversion prices and terms discussed above.  The Company classifies embedded conversion features in these notes as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle or due to the existence of a ratchet due to an anti-dilution provision. See Note 6 regarding accounting for derivative liabilities.

During the year ended December 31, 2011, the Company converted debt and accrued interest, totaling $5,126,809 into 294,339,121 shares of common stock resulting in a loss on conversion of $1,739,329.

Convertible debt consisted of the following activity and terms:

During the year ended December 31, 2011, $585,000 of convertible notes matured without conversion. These notes became demand loans and were reclassified as unsecured debt. Derivative liabilities associated with these notes were eliminated given the expiration of the embedded conversion option.

		Interest Rate	Maturity
Convertible Debt balance as of December 31, 2009	$897,500
Borrowings during the year ended December 31, 2010	846,000	8%	March 3, 2010 - December 1, 2013
Conversion of debt into 9,908,906 shares of common stock with a valuation of $1,143,500 ( $0.045 - $0.667 /share)	(1,138,500)
Balance as of December 31, 2010	605,000
Borrowings during the year ended December 31, 2011	4,652,900	0% - 18%	January 30, 2011 - June 29, 2015
Reclassifications from convertible notes to unsecured demand notes	(585,000)
Conversion of debt to into 254,061,743 shares of common stock with a valuation of $4,268,857 ($0.0032 - $0.101/share)	(2,923,136)
Convertible Debt balance as of December 31, 2011	$1,749,764

(B) Secured Debt

Secured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Secured Debt balance as of December 31, 2009	$-
Borrowings during the year ended December 31, 2010	187,500	0%	May 18, 2010 - May 26, 2010
Balance as of December 31, 2010	187,500
Conversion of debt to into 7,500,000 shares of common stock with a valuation of $437,500 ($0.058 - $0.059/share)	(187,500)
Secured Debt balance as of December 31, 2011	$-

(C) Unsecured Debt

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Unsecured Debt balance as of December 31, 2009	$30,000
Borrowings during the year ended December 31, 2010	1,177,499	0% - 10%	On Demand - September 29, 2011
Conversion of debt into 9,127,119 shares of common stock with a valuation of $1,439,141 ( $0.50/share)	(1,129,250)
Unsecured Debt balance as of December 31, 2010	78,249
Borrowings during the year ended December 31, 2011	1,960,000	8% - 15%	February 8, 2011 - June 21, 2014
Reclassifications from convertible notes to unsecured demand notes	585,000
Conversion of debt to into 32,777,378 shares of common stock with a valuation of $420,452 ($0.01 - $0.05/share)	(167,649)
Repayments	(75,285)
Unsecured Debt balance as of December 31, 2011	$2,380,315

(D) Auto Loan

Auto loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Auto loan balance as of December 31, 2010	-
Non-Cash fixed assets additions during the year ended December 31, 2011	32,568	6.99%	36 payments of $1,008
Repayments	(6,332)
Auto loan balance as of December 31, 2011	$26,236

(E) Debt Issue Costs

During the years ended 2011 and 2010, the Company paid debt issue costs totaling $263,283 and $42,000, respectively.

The following is a summary of the Company’s debt issue costs:

	2011	2010
Debt issue costs	$305,283	$42,000
Accumulated amortization of debt issue costs	(237,095)	(7,596)
Debt issue costs – net	$68,188	$34,404

During 2011 and 2010, the Company amortized $229,499 and $7,596.

(F)  Debt Discount

During the years ended 2011 and 2010, the Company recorded debt discounts totaling $5,473,291 and $380,000, respectively.

The debt discount recorded in 2011 and 2010 pertains to convertible debt that contains embedded conversion options that are required to bifurcated and reported at fair value (See Note 9).

The Company amortized $3,237,219 in 2011 and $48,739 in 2010 to interest expense.

	2011	2010
Debt discount	$5,804,552	$380,000
Amortization of debt discounts	(3,237,219)	(48,739)
Debt discount – net	$2,567,333	$331,261

Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Derivative Liabilities

Note 6 Derivative Liabilities

The Company identified conversion features embedded within convertible debt, warrants and series A, preferred stock issued in 2011 and 2010 (see Notes 5 and 9). The Company has determined that the features associated with the embedded conversion option should be accounted for at fair value as a derivative liability as the Company could not determine if a sufficient number of shares would be available to settle all transactions.

As a result of the application of ASC No. 815, the fair value of the conversion feature is summarized as follow:

Derivative liability - December 31, 2011	$7,061,238
Fair value at the commitment date for debt instruments	1,096,808
Fair value at the commitment date for warrants issued	2,707,774
Fair value mark to market adjustment for debt instruments	(1,517,609)
Fair value mark to market adjustment for warrants	9,874,838
Fair value mark to market adjustment for Series A, Preferred Stock issued	(59)
Reclassification to additional paid in capital for financial instruments that ceased to be a derivative liability	(4,124,387)
Derivative liability - March 31, 2012	$15,098,603

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note.  The Company recorded a derivative expense of $1,456,910 and $1,359,369 for the three months ended March 31, 2012 and 2011, respectively.

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of March 31, 2012:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	228% -249%	226% -249%
Expected term:	6 months – 2.5 years	6 months – 2.5 years
Risk free interest rate	0.12% - 0.69%	0.2% - 0.33%

Note 6 Derivative Liabilities

The Company identified conversion features embedded within convertible debt, warrants and series A, preferred stock issued in 2011 and 2010 (see Notes 5 and 9). The Company has determined that the features associated with the embedded conversion option should be accounted for at fair value as a derivative liability as the Company could not determine if a sufficient number of shares would be available to settle all transactions. Additionally, at one point during 2011, the Company had received conversion notices from investors for which sufficient authorized shares were not available.

As a result of the application of ASC No. 815, the fair value of the conversion feature is summarized as follow:

Derivative liability - December 31, 2009	$-
Fair value at the commitment date for convertible instruments	473,638
Fair value mark to market adjustment	149,306
Derivative liability - December 31, 2010	622,944
Fair value at the commitment date for convertible instruments	6,590,351
Fair value at the commitment date for warrants issued	5,650,576
Fair value at the commitment date for Series A, Preferred Stock issued	293
Fair value mark to market adjustment for convertible instruments	(2,293,164)
Fair value mark to market adjustment for warrants	(2,868,818)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(118)
Reclassification to additional paid in capital for financial instruments that ceased to be a derivative liability	(640,826)
Derivative liability - December 31, 2011	$7,061,238

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note.  The Company recorded a derivative expense of $4,777,654 and $93,638 for 2011 and 2010 respectively.

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2011:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150% -226%	150% -226%
Expected term:	0.02 – 5 years	0.02 – 5 years
Risk free interest rate	0.06% - 2.76%	0.09% - 0.31%

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2010:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term:	0.75 – 3 years	0.37 – 2.92 years
Risk free interest rate	0.18% - 2.76%	0.19%

Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Deficit

Note 7 Stockholders’ Deficit

The Company has three separate series of authorized preferred stock:

(A) Series A, Convertible Preferred Stock

This class of stock has the following provisions:

·	Non-voting,
·	No rights to dividends,
·	No liquidation value,
·	Convertible into 200 shares of common stock

(B) Series B, Preferred Stock (Related Parties)

In August 2011, the Company issued an aggregate 51 shares of Series B, preferred stock to 2 of its officers and directors. The Company accounted for the share issuance at par value since there was no future economic value that could be associated with the issuance.

This class of stock has the following provisions:

·	Voting rights entitling the holders to an aggregate 51% voting control,
·	Initially no rights to dividends,
·	Stated value of $0.001 per share,
·	Liquidation rights entitle the receipt of net assets on a pro-rata basis; and
·	Non-convertible

(C) Series C, Convertible Preferred Stock

In October 2011, the Company issued 190 shares of Series C, preferred stock, having a fair value of $190,000. Of the total shares issued, 100 shares were issued for $100,000 ($1,000 /share). The remaining 90 shares were issued for services rendered having a fair value of $90,000 ($1,000 /share), based upon the stated value per share. In March 2012, all 190 shares were converted into 19,000,000 common shares at a conversion price of $0.00001 per share.

This class of stock has the following provisions:

·	Stated Value - $1,000 per share,
·	Non-voting,
·	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends
·	As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions with the majority consent of the Series C, convertible preferred stockholders authorization; and
·	Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion

Due to the existence of an option to convert at a variable amount, the Company has applied ASC No. 815, and treated this series of preferred stock as a derivative liability due to the potential for settlement in a variable quantity of shares. Additionally, the Company computed the fair value of the derivative liability at the commitment date and remeasurement date, which was $293 and $175, respectively, using the black-scholes assumptions below. This transaction is analogous to a dividend with a direct charge to retained earnings.

(D) Common Stock

In the three months ended March 31, 2012, the Company issued the following common stock:

Transaction Type	Quantity	Valuation	Loss on Settlement	Range of Value per Share
Conversion of convertible debt	209,732,083	$950,739	$61,124	$0.0038–0.0173
Conversion of unsecured/secured debt	37,576,155	$469,683	$289,897	$0.0095–0.016
Forbearance of agreement terms	55,000,000	$914,500	$-	$0.0084-0.0324
Cash and warrants	32,000,000	$285,760	$-	$0.0089
Executive compensation (1)	444,548,916	$4,667,764	$-	$0.0105
Conversion of Series C, preferred stock to common stock	19,000,000	$614,984	$614,984	$0.0324
Total	797,857,154	$7,903,431	$966,005	$0.0038–.0324

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock and warrants issued for cash, which is based on the cash received.

(1) Represents stock issued for prior year 2011 accrued compensation.

The forebearance of agreement terms valuation of $914,500 is reduced by $135,000 accrual, for items expensed in the year ended December 31, 2011, but are treated in the current period as a non-cash settlement, which nets to $779,500 as shown in the statement of cash flows as loss on debt.

(E) Stock Options

The Company applied fair value accounting for all shares based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the year ended December 31, 2010 is as follows:

Exercise price	$0.50
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	2.5 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity:

				Weighted
				Average
				Remaining	Aggregate
		Weighted Average		Contractual	Intrinsic
	Options	Exercise Price		Life	Value
Balance – December 31, 2011	1,617,500		$0.50	3.25 years	-
Granted	-	$
Exercised	-	$
Forfeited/Cancelled	-		$0.50
Balance – March 31, 2012 – outstanding	1,617,500		$0.50	3 years	$-
Balance – March 31, 2012 – exercisable	1,617,500		$0.50	3 years	$-

Outstanding options held by related parties – 2012	1,000,000
Exercisable options held by related parties – 2012	1,000,000

(F) Stock Warrants

All warrants issued during the three months ended March 31, 2012 were accounted for as derivative liabilities. See Note 6.

During the three months ended March 31, 2012, the Company entered into convertible and unsecured note agreements. As part of these agreements, the Company issued warrants to purchase 181,625,000 shares of common stock. Each warrant vests six month after issuance and expire July 13, 2014 – September 30, 2014, with exercise prices ranging from $0.012 - $0.015. All warrants contain anti-dilution rights, and are treated as derivative liabilities.

A summary of warrant activity for the Company for the three months ended March 31, 2012 and for the year ended December 31, 2011 is as follows:

	Number of
	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2011	283,338,233	$.02
Granted	181,625,000	$.013
Exercised	(32,000,000)	$0.0089
Balance as March 31, 2012	432,963,233	$.017

Warrants Outstanding				Warrants Exercisable
Range of	Number	Weighted Average Remaining Contractual Life (in	Weighted Average	Numbers	Weighted Average
exercise price	Outstanding	years)	Exercise Price	Exercisable	Exercise Price	Intrinsic Value
$0.012 - $1.50	432,963,233	2.58	$0.017	72,096,327	$0.038	$9,593,413

(G) Treasury Stock

On March 26, 2012, the Company repurchased 14,542,939 shares of its common stock for the sum of $230,400 or $0.0158. The Company records the value of its common stock held in treasury at cost. The Company has not cancelled or retired these shares, and they remain available for reissuance.

Note 9 Stockholders’ Deficit

The Company has three separate series of authorized preferred stock:

(A)	Series A, Convertible Preferred Stock

During 2010, the Company issued 16,666,600 shares of common stock in connection with the conversion of 83,333 shares of Series A, convertible preferred stock. There was no gain or loss on conversion as the transaction was accounted for at par value in connection with the reverse recapitalization in 2010. (See Note 3)

This class of stock has the following provisions:

·	Non-voting,
·	No rights to dividends,
·	No liquidation value,
·	Convertible into 200 shares of common stock

(B) Series B, Preferred Stock (Related Parties)

In August 2011, the Company issued an aggregate 51 shares of Series B, preferred stock to 2 of its officers and directors. The Company accounted for the share issuance at par value since there was no future economic value that could be associated with the issuance.

This class of stock has the following provisions:

·	Voting rights entitling the holders to an aggregate 51% voting control,
·	Initially no rights to dividends,
·	Stated value of $0.001 per share,
·	Liquidation rights entitle the receipt of net assets on a pro-rata basis; and
·	Non-convertible

 (C) Series C, Convertible Preferred Stock

In October 2011, the Company issued 190 shares of Series C, preferred stock, having a fair value of $190,000. Of the total shares issued, 100 shares were issued for $100,000 ($1,000 /share). The remaining 90 shares were issued for services rendered having a fair value of $90,000 ($1,000 /share), based upon the stated value per share.

This class of stock has the following provisions:

·	Stated Value - $1,000 per share,
·	Non-voting,
·	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends
·	As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions with the majority consent of the Series C, convertible preferred stockholders authorization; and
·	Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion

Due to the existence of an option to convert at a variable amount, the Company has applied ASC No. 815, and treated this series of preferred stock as a derivative liability due to the potential for settlement in a variable quantity of shares. Additionally, the Company computed the fair value of the derivative liability at the commitment date and remeasurement date, which was $293 and $175, respectively, using the black-scholes assumptions below. This transaction is analogous to a dividend with a direct charge to retained earnings.

(D) Common Stock

In 2011, the Company issued the following common stock:

Transaction Type	Quantity	Valuation	Range of Value per Share
Conversion of convertible debt	254,061,743	$4,268,857	$	0.003–0.10
Conversion of unsecured/secured debt	40,277,378	$857,952	$	0.05–0.06
Settlement of accounts payable and accrued expenses (1)	54,545,896	$3,646,719	$	0.03–0.12
Extension of debt maturity date	9,375,000	$161,250	$	0.017–0.02
Services – rendered	46,521,157	$1,199,844	$	0.00–1.15
Cash and warrants	82,000,000	$875,000	$	0.03
Services – prepaid stock compensation (2)	4,000,000	$214,250	$	0.05–.08
Cancelled shares (3)	(3,500,000)	$-	$	0.03
Total	487,281,174	$11,223,872	$	0.00–1.15

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock issued for cash and warrants, which was based upon the cash received. Stock issued in the conversion of preferred stock was recorded at par value.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1) Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement

The Company settled $1,523,590 in accounts payable and recorded a loss on settlement of $2,123,129.

Loss on settlement of accounts payable and accrued expenses	$2,123,129
Loss on settlement of debt (Note 5)	1,739,329
Total loss on settlement	$3,862,458

(2) Prepaid Stock Compensation

The following represents the allocation of prepaid stock compensation as of December 31, 2011 and 2010:

Prepaid stock compensation – December 31, 2009	$-
Prepaid stock compensation additions during the year ended December 31, 2010	2,734,548
Amortization of prepaid stock compensation	(768,637)
Prepaid stock compensation – December 31, 2010	1,965,911
Prepaid stock compensation additions during the year ended December 31, 2011	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock	100,000
Amortization of prepaid stock compensation	(1,745,705)
Prepaid stock compensation – December 31, 2011	$534,456

The agreements commenced during the periods February – July 2011 and terminate August 2011 through July 2012.

The following represents the allocation of prepaid stock compensation at December 31, 2011:

Prepaid expense that will be amortized in 2012	$534,456

(3) Cancelled Shares

The Company cancelled 3,500,000 shares during the year ended December 31, 2011, valued at par ($0.001). The Company has disputed the issuance of these shares due to non-performance by a consultant. These shares were originally issued in 2010 as a component of stock issued for services rendered.

In 2010, the Company issued the following common stock:

Transaction Type	Quantity	Valuation	Range of Value per Share
Reverse recapitalization	26,070,838	$-		-
Conversion of preferred stock	16,666,600	$16,667	$	0.001
Conversion of convertible debt	7,708,906	$1,033,500	$	0.05–0.67
Settlement of accounts payable (1)	9,014,286	$433,400	$	0.05–0.42
Settlement of notes payable (2)	4,165,571	$1,191,064	$	0.05–0.55
Settlement of notes payable - officer	7,161,548	$358,077	$	0.05
Cash and warrants – net of payment in recapitalization of ($25,107)	4,167,767	$1,503,569	$	0.27-0.50
Services – rendered	22,457,214	$4,554,615	$	0.05–1.16
Services – rendered – officers (bonus)	10,000,000	$5,300,000	$	0.53
Services – prepaid stock compensation (5)	10,545,200	$2,734,548	$	0.06–1.16
Contract settlement (3)	511,509	$100,000	$	0.20
Extension of debt maturity date (4)	130,000	$95,500	$	0.61–1.15
Secured debt offering	50,000	$30,500	$	0.61
Total	118,649,439	$17,376,547	$	0.001–1.16

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock issued for cash and warrants, which was based upon the cash received. Stock issued in the conversion of preferred stock was recorded at par value.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1) Settlement of Accounts Payable and Loss on Settlement

Of the total shares issued to settle accounts payable, the Company issued 8,928,571 shares of common stock having a fair value of $400,000 ($0.045/share), based upon the quoted closing trading price.  The Company settled $375,000 in accounts payable, paid a fee of $25,000, and recorded a loss on settlement of $112,500.

The Company also paid cash to settle accounts payable of $84,715 and recorded a gain on settlement, as a result, the Company has recorded a total net loss on settlement of accounts payable of $27,785.

(2) Settlement of Notes payable

In connection with the stock issued to settle notes payable, the Company issued 1,965,571 shares of common stock having a fair value of $1,081,064 ($0.55/share), based upon the quoted closing trading price.  The Company settled $678,325 in notes payable and recorded a loss on settlement of $402,739.

(3) Contract Settlement

In connection with litigation (See Note 8), the Company issued stock that has been accounted for as a settlement expense and a component of other expense.

(4) Extension of Debt Maturity

The Company issued stock to extend the maturity date of certain notes and recorded additional interest expense.

(5) Prepaid Stock Compensation

The agreements commenced during the periods March – December 2010 and terminate during the periods March 2011 - November 2012.

Prepaid stock compensation is included as a component of prepaid and other current and long term assets.

(E) Stock Options

On February 1, 2010, the Company's board of directors and shareholders approved the 2010 Stock Incentive Plan ("2010 Plan"). The 2010 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to key employees and directors of the Company or its subsidiaries, consultants, advisors and service providers. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Internal Revenue Code of 1986, as amended. Only stock options granted to employees qualify for incentive stock option treatment. No incentive stock option shall be granted after February 1, 2020, which is 10 years from the date the 2010 Plan was initially adopted. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The 2010 Plan will be administered by the compensation committee. The compensation committee has full and exclusive power within the limitations set forth in the 2010 Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the 2010 Plan. The Compensation Committee will determine the appropriate mix of stock options and stock awards to be granted to best achieve the objectives of the Plan. The 2010 Plan may be amended by the Board or the compensation committee, without the approval of stockholders, but no such amendments may increase the number of shares issuable under the 2010 Plan or adversely affect any outstanding awards without the consent of the holders thereof. The total number of shares that may be issued shall not exceed 5,000,000, subject to adjustment in the event of certain recapitalizations, reorganizations and similar transactions.

On April 2, 2010, the Company issued 2,767,500 stock options, having a fair value of $630,990, which was expensed immediately since all stock options vested immediately.  These options expire on April 2, 2015.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the year ended December 31, 2010 is as follows:

Exercise price	$0.50
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	2.5 years
Expected forfeitures	0%

The following is a summary of the Company’s stock option activity:

				Weighted
				Average
				Remaining	Aggregate
		Weighted Average		Contractual	Intrinsic
	Options	Exercise Price		Life	Value
Balance – December 31, 2009	-		-	-
Granted	2,767,500		0.50	4.25 years
Exercised	-		-	-
Forfeited/Cancelled	-		-	-
Balance – December 31, 2010	2,767,500		$0.50	4.25 years	-
Granted	-	$
Exercised	-	$
Forfeited/Cancelled	(1,150,000)		$0.50
Balance – December 31, 2011 – outstanding	1,617,500		$0.50	3.25 years	$-
Balance – December 31, 2011 – exercisable	1,617,500		$0.50	3.25 years	$-

Grant date fair value of options granted – 2010			$630,990
Weighted average grant date fair value – 2010			$0.50

Outstanding options held by related parties – 2011	2,000,000
Exercisable options held by related parties – 2010	2,000,000
Outstanding options held by related parties – 2011	1,000,000
Exercisable options held by related parties – 2011	1,000,000

(F) Stock Warrants

During 2010, the Company issued 750,000 five-year warrants, with a weighted average exercise price of $0.021/share.

All warrants issued during 2011 were accounted for as derivative liabilities. See Note 6.

During 2011, the Company entered into convertible and unsecured note agreements. As part of these agreements, the Company issued warrants to purchase 162,388,233 shares of common stock. Each warrant vests six month after issuance and expire July 14, 2013 – June 28, 2016, with exercise prices ranging from $0.015 - $0.06.

During 2011, the Company issued 120,200,000 warrants for services performed. The warrants have a vesting range of immediate to six months after issuance and expire February 28, 2014 – April 15, 2016, with exercise prices ranging from $0.002 - $0.1. The value of the warrants, $1,989,982, calculated using the below black-scholes assumptions, was expensed as compensation with the offset being recorded to derivative liabilities, since the Company applied the provisions of ASC No. 815, pertaining to the potential settlement in a variable amount of shares.

A summary of warrant activity for the Company for the year ended December 31, 2010 and for the year ended December 31, 2011 is as follows:

	Number of
	Warrants	Weighted Average Exercise Price
Balance at December 31, 2009	-	-
Granted	750,000	$1.5
Exercised	-	$-
Forfeited	-	$-
Balance as December 31, 2010	750,000	$1.50
Granted	282,588,233	$.02
Exercised	-	$-
Forfeited	-	$-
Balance as December 31, 2011	283,338,233	$.02

Warrants Outstanding				Warrants Exercisable
Range of exercis price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Numbers Exercisable	Weighted Average Exercise Price	Intrinsic Value
$0.02 - $1.50	283,338,233	2.85	$$0.021	61,696,327	$0.042	$875,000

Commitments, Contingencies and other matters	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments, Contingencies and other matters

Note 8 Committments, Contingencies and Other Matters

(A) Operating Lease

In August 2010, the Company leased office space under a non-cancelable operating lease, expiring in December 2015.

Future minimum annual rental payments are approximately as follows:

Years Ended December 31,

2012 (9 months)	$64,771
2013	92,421
2014	98,481
2015	104,542
Total minimum lease payments	$360,215

Rent expense for the three months ended March 31, 2012 and 2011 was $43,573 and $44,076, respectively.

(B) Legal Matters

From time to time, the Company may become involved in various lawsuits  and legal proceedings, which  arise in the ordinary  course  of business. Litigation is subject to inherent uncertainties as to outcomes. Although there can be no assurances, based on information currently available, management believes that it is probable that the ultimate outcome of matters that are pending or threatened will not have a material effect on the company’s consolidated financial condition.

Other legal matters to which the Company is party do exist. At this time the outcome of these matters is not probable nor reasonably estimable. The Company intends to defend these matters vigorously.  The company is party to the following legal matters as of March 31, 2012:

·	Plaintiff alleges the Company’s use of the tagline "Train like an unchained beast" infringes on their mark "Beast" for dietary supplements. Plaintiff's primary goal is not damages, but rather that the Company cease using the tagline. The Company believes the case is without merit.

·	Plaintiff has filed notices of intent to commence litigation on over 200 sports nutrition and dietary supplement companies in the US and Canada, including the Company. Plaintiff alleges violations of California's Proposition 65. The Company considers this case without merit and merely an attempt by a commercial plaintiff to pressure settlements.

·	On April 20, 2012, Musclepharm received notice of a pending lawsuit in U.S. Federal District Court in Utah alleging misevaluation of stock used to settle a debt obligation. The Company believes the Plaintiffs case is without merit.

(C) Payroll Taxes

As of March 31, 2012 accounts payable and accrued expenses included approximately $163,000 pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.

Included in the $163,000 is an amount due prior to the Company becoming a publicly traded company in February 2010, when the Company existed as an LLC, which at that time had accrued payroll taxes/penalties and interest of approximately $53,000.

Note 8 Commitments, Contingencies and other matters

(A) Operating Lease

In August 2010, the Company leased office space under a non-cancelable operating lease, expiring in December 2015.

Future minimum annual rental payments are approximately as follows:

Year Ended December 31,

2012	$86,000
2013	92,000
2014	98,000
2015	105,000
Total minimum lease payments	$381,000

 Rent expense for the years ended December 31, 2011 and 2010 was $154,155 and $138,357, respectively.

(B) Factoring Agreement

In April 2010, the Company entered into a factoring agreement and sold its accounts receivable.  During 2010, the Company was subject legal proceedings with the factor, as a result of the Company’s customers not remitting funds directly to the factor. At December 31, 2010, the Company no longer factored its accounts receivable.

 A settlement, of $96,783, was reached. During 2010, the Company repaid $25,000, leaving a balance of $71,783 due to factor.  In 2011, the Company paid $10,000.

On February 28, 2011, the remaining $65,930, inclusive of fees and interest, was settled with the issuance of 2,187,666 shares of common stock, having a fair value of $131,206 ($0.06/share), based upon the quoted closing trading price. The Company recorded a loss on settlement of accounts payable $65,330.

(C) Legal Matters

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise that may harm its business. The Company is party to the following legal matters as of December 31, 2011:

·	Plaintiff alleges the Company use of Creatine Nitrate in product infringed on a patent held by the Plaintiff. The Company believes the Plaintiffs case is without merit.

·	Plaintiff alleges the Company’s use of the tagline "Train like an unchained beast" infringes on their mark "Beast" for dietary supplements. Plaintiff's primary goal is not damages, but rather that the Company cease using the tagline. Settlement discussions are ongoing in this case and the Company intends to defend its position.

·	Plaintiff has filed notices of intent to commence litigation on over 200 sports nutrition and dietary supplement companies in the US and Canada, including the Company. Plaintiff alleges violations of California's Proposition 65. The Company considers this case without merit and merely an attempt by a commercial plaintiff to pressure settlements. Plaintiff conveyed a settlement offer in the amount of $121,500 to which the Company has not yet responded. The Company has recorded an accrual in the amount of $121,500 as of December 31, 2011.

·	Beginning in October 2009, the Company engaged in various business dealings regarding the manufacturing, sale and distribution of products with Fit Foods Manufacturing, Ltd. and Fit Foods Distribution, Inc. Jointly, "Fit Foods"). MusclePharm and Fit Foods subsequently became involved in a business dispute regarding their respective obligations and filed claims against each other in District Court. The Parties settled their dispute on December 22, 2010. The Company issued 13,987,393 shares of common stock having a fair value of $676,980 ($0.048/share), based upon the quoted closing trading price which settled outstanding accounts payable of $333,666, resulting in a loss on settlement of $343,314 All settlement payments have been made and the case was dismissed on July 1, 2011.

(D) Payroll Taxes

As of December 31, 2011 and 2010, accounts payable and accrued expenses included approximately $168,000 and $367,860, respectively, pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.

Defined Contribution Plan	3 Months Ended
Mar. 31, 2012
Defined Contribution Plan

Note 9 Defined Contribution Plan

The Company has a defined contribution plan, in which all eligible employees participate. The 401(k) plan is a contributory plan. Matching contributions are based upon the amount of the employees’ contributions. Beginning January 1, 2012, the Company may make an additional discretionary 401(k) plan matching contribution to eligible employees. During the first quarter ended March 31, 2012 and March 31, 2011 the Company’s matching contribution was $2,630 and $0.00, respectively.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events

Note 10 Subsequent Events

Debt Issuance

In April 2012, the Company raised gross proceeds of $1,291,000 through the sale of (18 month) promissory notes bearing interest at an annual rate of 15%.  In consideration of the promissory notes, the Company issued 107,583,333 stock purchase warrants equal to 100% of the face amount of the notes, with an exercise price of $0.012 per share and debt issue costs of $76,950. All warrants contain anti-dilution rights and are treated as derivative liabilities.

During the 2nd quarter there have been principal and interest payments related to the unsecured notes of approximately $558,000.

Share Issuances

On April 1, 2012 the Company issued 2,000,000 shares of the Company’s common stock valued at $50,000 to a consultant for services rendered based on $0.025 price/share. The share price was calculated based on a 20 day average closing price prior to issuance.

On May 1, 2012 the Company issued 3,773,585 shares of the Company’s common stock valued at $100,000 for services rendered. The share price was calculated based on a 20 day average closing price prior to issuance.

On May 9, 2012 the Company issued 4,347,826 shares of the Company’s common stock valued at $50,000 for future services. The share price was calculated based on a 20 day average closing price prior to issuance.

Note 10 Subsequent Events

(A)	Common Stock

On March 26, 2012, the Company increase the Company’s authorized common stock from 1,000,000,000 shares to 2,500,000,000 shares.

During the 1 st quarter of 2012, the Company issued 20,000,000 shares of common stock to an officer, having a fair value of $280,000 ($0.014/share), based upon the quoted closing trading price.

(B)	Warrants

During the 1 st quarter of 2012, the Company issued 32,000,000 shares of common stock for $285,760 ($0.00893/share) in connection with the exercise of warrants.

(C)	Debt, Debt Conversion and Warrants

Notes

During the 1 st quarter of 2012, the Company executed notes payable and received net proceeds of $3,061,000.  The notes are unsecured, bear interest at 15% and mature 18 months from issuance. In connection with this debt issuance, the Company granted 241,125,000, 2.5 year warrants, with exercise prices ranging from $0.012/share - $0.015/share, and vest 6 months from grant.

Convertible Notes

During the 1 st quarter of 2012, the Company executed convertible notes for $519,950 resulting in net cash proceeds of $489,950, ($30,000 paid as debt issue costs).  The notes mature between 6 months – 1 year.  The notes bear interest ranging from 8% - 10%, with default interest rates ranging from 20% - 24%.

These notes may be convertible as follows, depending upon the terms of each issuance:

·	35% of the average, 3 lowest trading days, prior to the 10 days before conversion,
·	62% of the lowest trading price during the 7 days before conversion; and
·	65% of the lowest trading price during the 30 days before conversion

Debt Conversions

During the 1 st quarter of 2012, the Company settled $2,443,214 of secured convertible debt, unsecured debt and accrued interest with the payment of $2,895,576 and the issuance of 267,308,200 shares of common stock.  In addition, all related 58,971,327 warrants were cancelled.  As a result of the debt conversion and cancellation of warrants, all associated derivative liabilities underlying these instruments cease to exist.

During the 1 st quarter of 2012, the Company repurchased 14,542,939 shares of common stock from an investor for $230,400 ($0.0158/share).  The Company has paid $100,000, the balance will be paid in the 2 nd quarter of 2012. In connection with the repurchase, the Company has accounted for this transaction in accordance with ASC 505-30, “ treasury stock” .

Nature of Operations and Summary of Significant Accounting Policies (Restated)	12 Months Ended
Dec. 31, 2011
Nature of Operations and Summary of Significant Accounting Policies (Restated)

Note 1 Nature of Operations and Summary of Significant Accounting Policies (Restated)

Nature of Operations

MusclePharm Corporation (the “Company”, “We”, “Our” or “MP”), was organized as a limited liability company in the State of Colorado on April 22, 2008.  On February 18, 2010, the Company executed a reverse recapitalization with Tone in Twenty, Inc. and changed its name to MP (See Note 3).

The Company markets branded sports nutrition products.

Restatement

On May 14, 2012, the Company determined that a material misstatement exists in the Company’s 2011 quarterly and 2011 and 2010 annual financial statements. The Company concluded that the following financial statements contained material misstatements: (i) the Company’s audited financial statements for the year ended December 31, 2011, filed in an annual report on Form 10-K with the U.S. Securities and Exchange Commission (the “SEC”) on April 16, 2012; (ii) the Company’s audited financial statements for the year ended December 31, 2010, filed in an annual report on Form 10-K with the SEC on April 1, 2011; (iii) the Company’s unaudited financial statements for the period ended September 30, 2011, filed in a quarterly report on Form 10-Q with the SEC on November 14, 2011; (iv) the Company’s unaudited financial statements for the period ended June 30, 2011, filed in a quarterly report on Form 10-Q with the SEC on August 16, 2011; and (v) the Company’s unaudited financial statements for the period ended March 31, 2011, filed in a quarterly report on Form 10-Q with the SEC on May 23, 2011.

The foregoing financial statements contained material misstatements pertaining to the Company’s calculation of net sales and presentation of general and administrative expenses and cost of sales. The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“ Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations) . The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense. The Company also noted other credits and discounts that, upon further review, had been previously classified as advertising expense as a component of general and administrative expense that require a reallocation of presentation as amounts to be netted against revenues. The Company’s net loss and loss per share will not be affected by this reallocation in the statement of operations.

Promotions, credits and non-specific advertising with its customers have been reclassified from general and administrative expenses to revenues.

Samples shipped to customers not clearly identifiable were reclassified from general and administrative expense to cost of sales.

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Sales - net	$17,212,636	$(3,625,701)	$20,838,337	$3,202,687	$(844,608)	$4,047,295

Cost of sales	14,845,069	374,455	14,470,614	2,804,274	-	2,804,274

Gross profit	2,367,567	(4,000,156)	6,367,723	398,413	(844,608)	1,243,021

General and administrative expenses	18,587,727	(4,000,156)	22,587,883	18,650,249	(844,608)	19,494,857

Loss from operations	(16,220,160)	-	(16,220,160)	(18,251,836)	-	(18,251,836)

Other income (expense)
Derivative expense	(4,777,654)	-	(4,777,654)	(93,638)	-	(93,638)
Change in fair value of derivative liabilities	5,162,100	-	5,162,100	(149,306)	-	(149,306)
Loss on settlement of accounts payable and debt	(3,862,458)	-	(3,862,458)	(433,400)	-	(433,400)
Interest expense	(3,711,278)	-	(3,711,278)	(480,589)	-	(480,589)
Other expense	(121,500)	-	(121,500)	(160,568)	-	(160,568)
Licensing income	250,000	-	250,000	-	-	-
Total other income (expense) - net	(7,060,790)	-	(7,060,790)	(1,317,501)	-	(1,317,501)

Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)

Net loss available to common stockholders
Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)
Series C preferred stock dividend	(293)	-	(293)	-	-	-
Net loss available to common stockholders	$(23,280,657)	$-	$(23,280,657)	$(19,569,337)	$-	$(19,569,337)

Net loss per share available to common stockholders - basic and diluted	$(0.08)	$-	$(0.08)	$(0.48)	$-	$(0.48)

Weighted average number of common shares outstanding during the year – basic and diluted	281,484,658	-	281,484,658	41,141,549	-	41,141,549

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company's operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Principles of Consolidation

All inter-company accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents.  At December 31, 2011 and 2010, the Company had no cash equivalents.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits.  At December 31, 2011 there was one account that had a balance that exceeded the federally insured limit by approximately $378,000. In 2010, there were no balances that exceeded the federally insured limit.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represent trade obligations from customers that are subject to normal trade collection terms. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices.

Accounts receivable at December 31, 2011 and 2010 were as follows:

Accounts receivable	$2,766,776	$542,863
Less: allowance for doubtful accounts	(197,684)	(116,102)
Accounts receivable – net	$2,569,092	$426,761

As of December 31, 2011 and 2010, the Company had the following concentrations of accounts receivable with customers:

Customer	2011	2010
A	36%	24%
B	12%	2%
C	10%	-%
D	7%	40%
E	5%	11%

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

·	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

·	Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

·	Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

		2011	2010
Derivative liabilities	Level 2	$7,061,238	$622,944

The Company's financial instruments consisted primarily of accounts receivable, prepaids, accounts payable and accrued liabilities, derivative liabilities and debt. The carrying amounts of the Company's financial instruments generally approximated their fair values as of December 31, 2011 and 2010, respectively, due to the short-term nature of these instruments.

Revenue Recognition   (Restated)

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered by the third party manufacturer, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For one of our largest customers, which represent 14% of total revenue in 2011, revenue is recognized upon delivery.

The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“ Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations) . The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records store support, give aways, sales allowances and discounts as a direct reduction of sales. The Company recorded reductions to gross revenues totaling approximately $4,000,000 and $1,000,000 for the years ended December 31, 2011 and 2010, respectively.

The Company grants volume incentive rebates to certain customers based on contractually agreed percentages ranging from 2.5% - 5.5% as a percentage of sales once a certain threshold has been met. The credits are recorded as a direct reduction to sales. Included in the reductions to revenues above are volume incentive rebates. Total volume incentive rebates granted for the years ended December 31, 2011 and 2010 were approximately $500,000 and $0, respectively.

The Company has an informal 7-day right of return for products. There were nominal returns in 2011 and 2010.

During the years ended December 31, 2011 and 2010, the Company had the following concentrations of revenues with customers:

Customer	2011	2010
A	41%	45%
B	14%	7%
C	-%	15%

The Company does not manufacture or physically hold any inventory. Inventory is held and distributed by the Company’s third party manufacturer.

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite term license to a third party for $250,000. The licensee may market, manufacture, design and sell the Company’s existing apparel line. The licensee will pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned.

Cost of Sales (Restated)

Cost of sales represents costs directly related to the production and third party manufacturing of the Company’s products.

In 2011, cost of sales increased due to a reclassification from advertising expense in the amount of $374,454.

See discussion of restatement

Shipping and Handling

Product sold is typically shipped directly to the customer from the manufacturer.  Any freight billed to customers is offset against shipping costs and included in cost of sales.

Freight billed to customers for the years ended December 31, 2011 and 2010 was $309,690 and $71,983, respectively.

Advertising (Restated)

The Company expenses advertising costs when incurred.

Advertising for the years ended December 31, 2011 and 2010 are as follows:

	2011		2011	2010		2010
	As Issued	Adjustments	Restated	As Issued	Adjustments	Restated

Advertising	$9,241,741	$(4,000,156)	$5,241,585	$7,084,955	$(844,608)	$6,240,347

See discussion of restatement

Income Taxes

Through February 18, 2010, the Company was taxed as a pass-through entity (LLC) under the Internal Revenue Code and was not subject to federal and state income taxes; accordingly, no provision was made. The financial statements reflect the LLC’s transactions without adjustment, if any, required for income tax purposes for the period ended February 18, 2010. In computing the expected tax benefit, the Company reflected a net loss of $23,280,950 in the year ended December 31, 2011 and $19,169,454 for the period from February 18, 2010 to December 31, 2010.

In 2011, and the period from February 18, 2010 through December 31, 2010, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes , (included in FASB ASC Subtopic 740-10, Income Taxes — Overall ), the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense. There were none for the years ended December 31, 2011 and 2010.

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a "beneficial conversion feature" ("BCF") and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments, such as ratchet provisions or conversion features in convertible debt or equity instruments, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt.  These costs are amortized to interest expense over the life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount.  The original issue discount is recorded to debt discount, reducing the face amount of the note and is amortized to interest expense over the life of the debt.

Share-based payments

The Company has incentive plans that reward employees with stock options, warrants, restricted stock and stock appreciation rights. The amount of compensation cost for these share-based awards is measured based on the fair value of the awards, as of the date that the share-based awards are issued and adjusted to the estimated number of awards that are expected to vest.

Fair value of stock options, warrants, and stock appreciation rights, is generally determined using a Black-Scholes option pricing model, which incorporates assumptions about expected volatility, risk free rate, dividend yield, and expected life. Compensation cost for share-based awards is recognized on a straight-line basis over the vesting period.

Net Earnings (Loss) per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by weighted average number of shares of common stock outstanding during each period.  Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

Since the Company reflected a net loss in 2011 and 2010, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents at December 31, 2011 and 2010:

	2011	2010
Stock options (exercise price - $0.50/share)	1,617,500	2,767,500
Warrants (exercise price $0.015- $1.50/share)	61,696,327	750,000
Convertible preferred series C shares (exercise price $0.01/share)	19,000	-
Convertible debt (exercise price $0.002- $0.02/share)	448,592,711	11,197,139
Total common stock equivalents	511,925,538	14,714,639

In the above table, some of the outstanding convertible debt from 2011 and 2010 contains ratchet provisions that would cause variability in the exercise price at the balance sheet date.  As a result, common stock equivalents could change at each reporting period.

Reclassification

The Company has reclassified certain prior period amounts to conform to the current period presentation. These reclassifications had no effect on the financial position, results of operations or cash flows for the periods presented.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, which amended ASC Topic 820 to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in ASU No. 2011-05 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not anticipate this amendment will have a material impact on its financial statements.

Reverse Recapitalization	12 Months Ended
Dec. 31, 2011
Reverse Recapitalization

Note 3 Reverse Recapitalization

On February 18, 2010, the Company merged with Tone in Twenty, Inc. (“TIT”), a then public shell corporation, and MP became the surviving corporation, in a transaction treated as a reverse recapitalization. TIT did not have any operations and majority-voting control was transferred to MP.

In the recapitalization, MP acquired 26,000,000 shares of common stock from TIT in exchange for all member units in MP.  Prior to the transaction, the Company paid approximately $25,000 to a former executive of TIT to acquire 366,662 of the 437,500 shares issued and outstanding, these shares were then immediately cancelled and retired.  The remaining 70,838 shares were held by the selling stockholders as a deemed issuance in the recapitalization. After the transaction, there were 26,070,838 shares issued and outstanding.  The transaction resulted in MP acquiring 99.7% control.

The transaction also requires a recapitalization of MP. Since MP acquired a controlling voting interest, it was deemed the accounting acquirer, while TIT was deemed the legal acquirer. The historical financial statements of the Company are those of MP and of the consolidated entities from the date of recapitalization and subsequent.

Since the transaction is considered a reverse recapitalization, the presentation of pro-forma financial information was not required.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 7 Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due.  Deferred taxes relate to differences between the basis of assets and liabilities for financial and income tax reporting which will be either taxable or deductible when the assets or liabilities are recovered or settled.

At December 31, 2011, the Company has a net operating loss carry-forward of approximately $16,355,000 available to offset future taxable income expiring through 2031. Utilization of future net operating losses may be limited due to potential ownership changes under Section 382 of the Internal Revenue Code.

The valuation allowance at December 31, 2010 was $ 2,495,000. The net change in valuation allowance during the year ended December 31, 2011 was an increase of approximately $6,075,000. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2011.

The effects of temporary differences that gave rise to significant portions of deferred tax assets at December 31, 2011 and 2010 are approximately as follows:

	December 31, 2011	December 31, 2010

Net operating loss carry forward	$6,061,000	$1,986,000
Amortization of debt discount and debt issue costs	1,465,000	465,000
Stock options and warrants	971,000	0
Bad debt	73,000	44,000
Valuation allowance	(8,570,000)	(2,495,000)
Net deferred tax asset	$-	$-

There was no income tax expense for the year ended December 31, 2011 and 2010 due to the Company’s net losses.

The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2011 and 2010, (computed by applying the Federal Corporate tax rate of 34% to loss before taxes and 4.63% for Colorado State Corporate Taxes, the blended rate used was 37.1%), are approximately as follows:

	December 31, 2011	December 31, 2010
Federal tax benefit at statutory rate	$(7,916,000)	$(6,216,000)
State tax benefit – net of federal tax effect	(501,000)	(888,000)
Derivative expense	1,625,000	35,000
Change in fair value of derivative liability	(1,755,000)	55,000
Loss on settlement of accounts payable	1,313,000	161,000
Non-deductible stock compensation	1,091,000	4,354,000
Other non-deductible expenses	68,000	4,000
Change in valuation allowance	6,075,000	2,495,000
Income tax benefit	$-	$-